DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Document Type	S-1/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Entity Registrant Name	MONY LIFE INSURANCE CO OF AMERICA
Entity Central Index Key	0000835357
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Amendment Description	This Amendment No.1 to Form S-1 is being filed to register an additional dollar amount of interests in the MLOA MSO and to carry forward the total dollar amount of unsold interests under the MSO previously registered